Derivative Instruments - Impact on Statements of Income, Net Investment Hedges (Details 2c) (Net Investment Hedging [Member], USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	$ (74)	$ (32)	$ (145)	$ (73)
Effective portion recorded in OCI	(383)	431	(773)	757
Foreign exchange
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	(74)	(32)	(145)	(73)
Effective portion recorded in OCI	(383)	429	(773)	714
Foreign currency-denominated debt [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	0	0	0	0
Effective portion recorded in OCI	$ 0	$ 2	$ 0	$ 43